Related Party Transactions - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Time-charter revenues	$ 3,671	$ 3,671	$ 7,302	$ 7,302
Pool management fees and commissions	1,093	967	2,311	1,997
Commercial management fees	326	264	579	570
Vessel operating expenses	23,585	24,832	46,379	47,886
Strategic and administrative service fees	2,466	2,717	5,152	5,446
Crew training [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	329	268	679	666
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ 1,443	$ 1,412	$ 2,841	$ 2,859